3. Convertible Promissory Note (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Convertible promissory note	$ 4,255,795	$ 322,000		$ 322,000
Beneficial conversion feature		0	$ (116,667)
Convertible Promissory Notes [Member] | Arnost Note [Member]
Debt Instrument [Line Items]
Convertible promissory note	$ 322,000	322,000		322,000
Maturity date	Dec. 31, 2015
Interest rate	15.00%
Convertible Promissory Notes [Member] | Cavu Notes [Member]
Debt Instrument [Line Items]
Convertible promissory note	$ 211,795	$ 201,979		0
Maturity date		Jul. 31, 2017
Proceeds from convertible debt		$ 250,000
Beneficial conversion feature		59,379
Convertible Promissory Notes [Member] | Berg Notes [Member]
Debt Instrument [Line Items]
Convertible promissory note	$ 3,722,000	$ 2,895,979		$ 0
Maturity date		Nov. 30, 2016
Interest rate	4.00%
Proceeds from convertible debt	$ 1,350,000	$ 1,000,000
Convertible Promissory Notes [Member] | Berg Notes - 2nd loan[Member]
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2016
Proceeds from convertible debt		$ 1,000,000
Convertible Promissory Notes [Member] | Berg Daughter [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 50,000